MoA Small Cap Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Growth Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.15%	6.86%	8.09%
Russell 3000® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
MoA Small Cap Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	9.92%	7.61%	7.61%
MoA Small Cap Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.53%	5.36%	5.44%
MoA Small Cap Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.18%	5.73%	5.67%